Summary of Significant Accounting Policies (Details Narrative)	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Jan. 20, 2021 shares	Feb. 28, 2022 USD ($)	Apr. 04, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 29, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 12, 2024 USD ($)	Aug. 27, 2024 USD ($)
Outstanding EUA's receivables				$ 9,190,000
Allowances of doubtful accounts				0	$ 0
Capitalized interest				$ 0	0	$ 0
Property, Plant and Equipment, Useful Life				30 years
Estimated residual scrap value of vessels per lightweight ton (LWT)				$ 400
Transfer of Disposal Group Asset is Expected to Qualify for Recognition, Completion of Sale Period				1 year
Future charter rate assumptions				The Company uses a number of assumptions in projecting its undiscounted net operating cash flows analysis including, among others, (i) revenue assumptions for charter rates on expiry of existing charters, which are based on forecast charter rates, where relevant, in the four years from the date of the impairment test and a reversion to the historical mean of time charter rates for each vessel thereafter (ii) off-hire days, which are based on actual off-hire statistics for the Company’s fleet (iii) operating costs, based on current levels escalated over time based on long term trends (iv) dry docking frequency, duration and cost (v) estimated useful life, which is assessed as a total of 30 years from original delivery by the shipyard and (vi) scrap values.
Tangible Asset Impairment Charges				$ 0	18,830,000	3,033,000
Property, Plant and Equipment, Net				1,884,640,000	1,664,101,000
Stock Issued During Period, Value, New Issues				445,000
Other Comprehensive Income (Loss), Cash Flow Hedge, Loss, before Reclassification, after tax				16,179,000	16,625,000
Amortization of interest rate cap premium				4,586,000	4,271,000	1,123,000
Unrealized gain on the interest rate caps				877,000	214,000	1,091,000
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification, after Tax				(16,179,000)	(16,625,000)	31,221,000
Prepaid Expense and Other Assets, Current				31,949,000	40,464,000
Other Assets, Noncurrent				20,155,000	23,935,000
Deferred Revenue, Current				44,742,000	40,331,000
Deferred Revenue, Noncurrent				$ 57,551,000	$ 82,115,000
Number of failed sale and leaseback transactions								6
Number of banks holding deposits				8	10
Number of Reportable Segments				1
Derivative, Description of Hedged Item				the Company has designated only a portion of its outstanding debt (initially, $253,946) as the hedged item, and any interest payments beyond the notional amount of the interest rate cap in any given period are not designated as being hedged
Interest Rate Description					1-month Compounded SOFR
Basis Spread on Variable Rate					0.64%
Derivative, Gain (Loss) on Derivative, Net				$ (5,170,000)	$ (5,372,000)	9,685,000
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax				877,000	214,000	(1,091,000)
Interest Rate Caps [Member]
Derivative, Notional Amount		$ 507,891,000						$ 484,106,000
Number of interest rate caps		2
Derivative, Cap Interest Rate		0.75%						0.75%
Derivative, Maturity Date		fourth quarter 2026
Second interest rate cap | Two USD one-month Libor interest rate caps [Member]
Derivative, Gain (Loss) on Derivative, Net				$ (5,170,000)	(5,372,000)	9,685,000
FX Option [Member]
Description of Foreign Currency Derivative Activities			the Company entered into a foreign exchange option strip (“FX option”) to purchase €3,000, with monthly settlements, starting April 11, 2024, and ending March 13, 2025. The strike price is EURUSD 1.10. T
UNITED KINGDOM
Number of subsidiaries				1
$54.0 Million Sale and Leaseback agreement - CMBFL [Member]
Sale and leaseback amount.										$ 54,000,000
Interest Rate Description				SOFR
Basis Spread on Variable Rate				3.25%
$14.7 Million Sale and Leaseback agreement - Neptune Maritime Leasing [Member]
Sale and leaseback amount.									$ 14,735,000
Interest Rate Description				SOFR
Basis Spread on Variable Rate				4.64%
Charters Revenues [Member]
Charter revenue				$ (8,823,000)	(4,025,000)	10,899,000
Prepaid Expense and Other Assets, Current				9,657,000	9,027,000	6,487,000
Other Assets, Noncurrent				19,670,000	15,139,000	21,144,000
Deferred Revenue, Current				5,310,000	113,000	143,000
Deferred Revenue, Noncurrent				$ 9,438,000	651,000	59,000
2022 ATM Agreement [Member] | Maximum [Member]
Stock Issued During Period, Value, New Issues							$ 150,000,000
Series B Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage				8.75%
Series C Preferred Stock [Member] | Kelso [Member]
Convertible securities converted shares | shares	250,000
Tasman Marine LLC [Member]
Proceeds from Sale of Property, Plant, and Equipment				$ 31,500,000,000
Two Vessel Group [Member]
Tangible Asset Impairment Charges					18,830,000
Property, Plant and Equipment, Net					43,830,000
Property, Plant, and Equipment, Fair Value Disclosure					$ 25,000,000
One Vessel Group [Member]
Tangible Asset Impairment Charges						3,033,000
Property, Plant and Equipment, Net						9,033,000
Property, Plant, and Equipment, Fair Value Disclosure						$ 6,000,000
Number of vessels recognized with impairment charge						1
Revision of Prior Period, Reclassification, Adjustment [Member]
Supplemental Cash Flow Information Related Text					As of December 31, 2023, the Company has made reclassifications to its December 31, 2022, statement of cash flows to correct and reclassify payments for drydocking and special survey costs from investing outflows to operating outflows which resulted in a decrease in investing outflows and increase in operating outflows of $24,457 for the year ended December 31, 2022